Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Taxes
Change in the valuation allowance	$ 0
Deferred tax asset for federal and state net operating loss carryforwards	2
Operating loss carryforwards	2
Carryforwards subject to valuation allowance	1
Unrecognized tax benefits	$ 0	$ 0